SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP").

As of December 31, 2012, the Company had a net current liability amounting to RMB6,400 (US$ 1,027). This net current liability was mainly caused by the acquisition of CAH, investment in an equity investee and acquisition of property, plant and equipment. When preparing the consolidated financial statements as of December 31, 2012 and for the year then ended, the Company's management concluded that a going concern basis of preparation was appropriate after analyzing the forecasted cash flows for the twelve months from December 31, 2012 which indicates that the Company will have sufficient liquidity during the next twelve months from cash flows generated by operations. The analysis indicates that the Company will have the financial resources to settle borrowings and payables that will be due in the next twelve months.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company's financial statements include, but are not limited to, purchase price allocation, contingent business acquisition consideration, revenue recognition, allowance for doubtful accounts, asset impairment, useful lives of property, plant and equipment and intangible assets, realization of deferred tax assets, share-based compensation expense, unrecognized tax benefits, accrued liabilities, recoverability of indemnification asset and the valuation of the Company's acquired tangible and intangible assets and liabilities. Actual results could materially differ from those estimates.

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Foreign currency translation and transactions

The Company's PRC subsidiaries determine their functional currencies to be the Chinese Renminbi ("RMB") based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders' equity. The functional currency of the Company and its subsidiaries, Ascendium, CMS Holdings, OMS, Cyber, China Medstar, King Cheers, Medstar Overseas, Proton BVI and US Proton is the United States dollar ("US$").

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of operations.

Accumulated other comprehensive loss represents the cumulative foreign currency translation adjustments at each balance sheet date.

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.2301 to US$1.00 on December 31, 2012 as published on the website of the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Business combination

The Company accounts for business combinations using the purchase method of accounting in accordance with ASC 805. ASC 805 requires the Company to recognize separately from goodwill the assets acquired, the liabilities assumed and the noncontrolling interest at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the assets acquired and the liabilities assumed. In cases where the Company acquires less than 100% ownership interest, the Company will derive the fair value of the acquired business as a whole, which will typically include a control premium and subtract the consideration transferred by the Company for the controlling interest to identify the fair value of the noncontrolling interest. In addition, the share purchase agreements entered into may contain contingent consideration provisions obligating the Group to pay additional purchase consideration, upon the acquired business's achievement of certain agreed upon operating performance based milestones. Under ASC 805, these contingent consideration arrangements are required to be recognized and measured at fair value at the acquisition date as either a liability or as an equity instrument, with liability instruments being required to be remeasured at each reporting period through the results of the Company's comprehensive income until such time as to when the contingency is resolved.

The Company derives estimates of the fair value of assets acquired and liabilities assumed using reasonable assumptions based on historical experiences and on the information obtained from management of the acquired companies. Critical estimates in valuing certain of the intangible assets and pre-existing agreements included but were not limited to the following: deriving estimates of future expected cash flows from the acquired business, the determination of an appropriate discount rate deriving assumptions regarding the period of time that the related benefits would continue and the initial measurement and recognition of any contingent consideration arrangements and the evaluation of whether contingent consideration arrangement is in substance compensation for future services. Unanticipated events may occur which may affect the accuracy or validity of such assumptions or estimates.

Cash

Cash includes cash deposits with original maturities of less than three months, which are unrestricted as to withdrawal and use.

Restricted cash

Short-term and long-term restricted cash represents collateral required to be maintained pursuant to contractual financing arrangements the Group has entered into with certain financial institutions (note 5).

Equity method investments

Investments in less-than-majority-owned investees over which the Group has significant influence are accounted for under the equity method of accounting in accordance with ASC 323, Investments-Equity Method and Joint Venture ("ASC 323"), which requires equity investments be carried at original cost adjusted for the proportionate share of the investees' income, losses and distributions. A limited partnership interest in a limited partnership is also accounted for using the equity method of accounting as described in ASC 323, unless the limited partner's interest is so minor that the Company may have virtually no influence over partnership operating and financial policies. The Group assesses the carrying value of equity investments when an indicator of a loss in value is present and records a loss in value of the investment when the assessment indicates that another-than-temporary decline in the investment exists.

Held-to-maturity securities

The Group accounts for its investments in accordance with ASC 320, Investments-Debt and Equity Securities ("ASC 320"). According to ASC 320, the investments in debt securities are accounted for as either "held-to-maturity", "trading" or "available-for-sale".

Debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and are stated at amortized cost. For individual securities classified as held-to-maturity securities, the Group evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance to ASC 320. If the decline in fair value is judged to be other than temporary, the cost basis of the individual security would be written down to its fair value as a charge to the consolidated statements of operations. No impairment loss was recognized on the held-to-maturity securities for any of years presented.

Time deposits with original maturities exceeding three months

Time deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months, but less than one year.

Accounts receivable and allowance for doubtful accounts

The Group considers many factors in assessing the collectability of its receivables due from its customers, such as, the age of the amounts due, the customer's payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which uncollectability is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Inventories

Inventories, consisting of medicine, medical supplies and low-value consumables, are accounted for using the first-in first-out method, and are valued at the lower of cost or market.

Lease obligations

In accordance with ASC 840, Leases ("ASC 840"), leases for a lessee are classified at the inception date as either a capital lease or an operating lease. The Company assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The capital lease obligation reflects the present value of future rental payments, discounted at the appropriate interest rates. The cost of the asset is amortized over the lease term. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized as set out under the property, plant and equipment, net section of this note.

Operating lease expenses are recognized on a straight-line basis over the applicable lease term.

Net investment in direct financing leases

Net investment in direct financing leases represents leases of medical equipment arising from sale and leaseback transactions. For leases where the Group is the lessor, a transaction is accounted for as a direct financing lease if the transaction satisfies one of the four capital lease conditions as discussed under the leases obligations section of this note, the collectability of the minimum lease payments is reasonably predictable, and there are no important uncertainties surrounding the amount of unreimbursable costs yet to be incurred by the Group under the lease.

The net investment in the direct financing leases consists of the minimum lease payments, net of executory costs and profits thereon, unguaranteed residual value, accruing to the benefit of the Group and initial direct costs less unearned income. Over the period of a lease, each lease payment received is allocated between the repayment of the net investment in the lease and financing lease income based on the effective interest method so as to produce a constant rate of return on the balance of the net investment in the lease. The leased property is collateralized against the lease payments and is transferred to the lessee upon the maturity of the lease. There are no executory costs and profits thereon and unguaranteed residual value with respect to such leased equipment for the periods presented.

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Buildings	38 years	-
Medical equipment*	6-20 years	-
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement and building improvement	shorter of lease term or 5 years	-

*	The cost of the asset is amortized over the useful life. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized over the shorter of customer contract or the useful life of the asset which ranges from 6-20 years.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Costs incurred in constructing new facilities, including progress payment, interest and other costs relating to the construction are capitalized and transferred to fixed assets upon completion. Total interest costs incurred and capitalized during the years ended December 31, 2010, 2011 and 2012 amounted to RMB2,517, RMB724 and RMB5,599 (US$899), respectively.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Company's goodwill and acquisition related intangible assets outstanding at December 31, 2011 and 2012 were related to the Company's acquisition of China Medstar, Yundu, CAH and other businesses (see notes 1 and 4). In accordance with ASC 350, Intangibles, Goodwill ("ASC 350"), goodwill amounts are not amortized, but rather are tested for impairment at least annually or more frequently if there are indicators of impairment present.

The goodwill testing utilizes a two-step impairment analysis, whereby the Group compares the carrying value of each identified reporting unit to its fair value. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. The Group recognizes an impairment charge for the amount by which the carrying amount of goodwill exceeds its implied fair value. The Company adopted ASU No. 2011-08, Intangibles-Goodwill and Other ("ASU No. 2011-08"), in 2012, pursuant to which the Company can elect to perform a qualitative assessment to determine whether the two-step impairment testing on goodwill is necessary.

The Company performed a qualitative assessment for the hospital reporting unit as of December 31, 2012. Based on the requirements of ASU No. 2011-08, the Company evaluated, among others, the performance of CAH since acquisition in June 2012, which was in line with management's expectations. Hence the Company concluded that it was not more-likely-than-not the fair value was less than the carrying amount of the reporting unit, and further impairment testing on goodwill was unnecessary.

Intangible assets, net

Intangible assets relate to customer relationships, operating leases, medical insurance coverage and radiotherapy permits that are not considered to have an indefinite useful life. These intangible assets are amortized on a straight line basis over the economic life. The customer relationship assets relate to the ability to sell existing and future services to existing customers and have been estimated using the income method. Operating leases relate to favorable operating lease terms based on market conditions that existed on the date of acquisition and are amortized over the term of the leases. The medical insurance coverage as an approved healthcare provider is issued by the medical insurance authority, based on which the hospital can join in the medical insurance network and can be reimbursed by the medical insurance authority for medical services provided to the patients who have been covered by medical insurance included in social insurance or other contribution, which is amortized over the remaining business license period. Radiotherapy permits is a legal license issued by government for deploying and operating radiotherapy equipment in a hospital, the economic live of this license is assessed to be the estimated remaining useful lives of the radiotherapy equipment.

Prepaid land lease payments

Prepaid land lease payments represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight line basis over the terms of the land use rights agreement, which is 36-38 years.

Impairment of long-lived assets and acquired intangibles

The Group evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or quoted market prices.

Treasury stock

The Company has share repurchase programs where the shares are acquired and subsequently cancelled. Cost of the Company's shares acquired is treated as a deduction from shareholders' equity. Upon cancellation, any excess purchase price over par value is charged directly to additional paid-in capital.

Fair value of financial instruments

The carrying amounts of the Group's financial instruments, including cash, time deposits with original maturities exceeding three months, held-to-maturity securities, restricted cash, accounts receivable, loan to the noncontrolling shareholder of a subsidiary, balances with related parties, accounts payable, and other liabilities approximate fair value because of their short maturities. The carrying amounts of the Group's short-term and long-term bank borrowings bear interest at floating rates and therefore approximate the fair value of these obligations as at December 31, 2011 and 2012.

Deferred revenue

Deferred revenue arises from upfront cash payment where the related services have not been rendered and the revenue recognition criteria have yet been fulfilled.

Revenue recognition

Revenue mainly consists of network and hospital revenue. The majority of the Group's network revenues are derived directly from hospitals that enter into medical equipment lease and management service arrangements with the Group. A lease and management service arrangement will typically include the purchase and installation of diagnostic imaging and/or radiation oncology system ("medical equipment") at the hospital, and the full-time deployment of a qualified system technician who is responsible for certain management services related to the radiotherapy or diagnostic services being performed by the hospital centers' doctors to their patients. To a lesser extent, revenues are generated from stand-alone management service arrangements where a hospital has previously acquired the equipment from the Company or through another vendor or sale of medical equipment.

Revenues arising from sales of medical equipment and render of services are recognized when there is persuasive evidence of an arrangement, the fee is fixed or determinable, collectability is reasonably assured and the delivery of the medical equipment or services has occurred. When the fees associated with an arrangement containing extended payment terms are not considered to be fixed or determinable at the outset of arrangement, revenue is recognized as payments become due, and all of the other criteria above have been met.

The Group is subject to approximately 5% business tax and related surcharges on the revenue earned from provision of leasing and management services except for that disclosed in note 24. The Group has recognized revenues net of these business taxes and other surcharges. Such business tax and related surcharges for the years ended December 31, 2010, 2011 and 2012 are approximately RMB17,511, RMB23,196 and RMB22,455 (US$3,604), respectively. In the event that revenue recognition is deferred to a later period, the related business tax and other surcharges and fees are also deferred and will be recognized only upon recognition of the deferred revenue.

(1) Lease and management services

The Group enters into both leases and management service arrangements with independent hospitals consisting of terms that range from 6 to 20 years. Pursuant to these arrangements, the Group receives a percentage of the net profit ("profit share" as defined in the arrangement) of the hospital unit that delivers the diagnostic imaging and/or radiation oncology services determined in accordance with the terms of the arrangement.

Pursuant to ASC 840, the Group determined that the lease and management service arrangements contain a lease of medical equipment. The hospital has the ability and right to operate the medical equipment while obtaining more than a minor amount of the output. The arrangement also contains a non-lease deliverable being the management service element. The arrangement consideration should be allocated between the lease element and the non-lease deliverables on a relative fair value basis, however because all of the consideration is earned through the contingent rent feature discussed below, there is no impact of such allocation.

ASC 840 is applied to the lease elements of the arrangement and U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin No. 104 (the "SAB 104") is applied to other elements of the arrangement not within the scope of ASC 840.

The lease rentals and management service receivable under the lease arrangement are based entirely on a profit sharing formula ("contingent rent feature"). The profitability of the business unit is not only dependent on the medical equipment placed at the hospital, but also the hospital's ability to manage the costs and appoint doctors and clinical staff to operate the equipment. Certain of the lease and management service arrangements may include a transfer of ownership or bargain purchase option at the end of the lease term. Due to the length of the lease term, the collectability of these minimum lease payments are not considered reasonably predictable and there are also inherent uncertainties regarding the future costs to be incurred by the Group relating to the arrangement. Given these uncertainties, the Group accounts for all of these lease arrangements as operating leases.

As the collectability of the minimum lease rental is not considered predictable, and the remaining rental is considered contingent, the Group recognizes revenue when a lease payment under the arrangement become fixed, i.e. when the profit share under the arrangement is determined and agreed upon by both parties to the agreement. Similarly, for the service element of the arrangement, revenue is only considered determinable at the time a payment under the arrangement becomes fixed, i.e. when the profit share under the arrangement is determined and agreed upon by both parties. Revenue is recognized when it is determined that the basic criteria, referred to above, have also been met. During the years ended December 31, 2010 2011 and 2012, the revenue from lease and management services amounted to RMB349,248, RMB380,457 and RMB412,330(US$66,184), respectively. Revenue derived from lease and management services is recorded as network revenue in the consolidated statements of comprehensive income.

(2) Management services

The Group provides stand-alone management services to certain hospitals which are already in possession of radiotherapy and diagnostic equipment. The fee for the management service arrangement is either based on a contracted percentage of monthly revenue generated by the specified hospital unit ("revenue share") or in limited instances on a fixed monthly fee. The consideration that is based on a contracted percentage of revenue is recognized when the monthly fees under the arrangement become due, i.e. when the revenue share under the arrangement is determined and agreed upon by both parties to the agreement. Fixed monthly fees are recognized ratably over the service term. During the years ended December 31, 2010 2011 and 2012, the revenue from management services amounted to RMB22,805, RMB33,584 and RMB11,874(US$1,906), respectively. Revenue derived from management services is recorded as network revenue in the consolidated statements of comprehensive income.

(3) Medical equipment sales

Pursuant to the application of ASC 605, Revenue Recognition, the Group records revenue related to medical equipment sales on a net basis when the equipment is delivered to the customer and the sales price is determinable. During the years ended December 31, 2010 2011 and 2012, the Company had medical equipment sales, of RMB3,475, RMB1,635 and RMB1,540 (US$247), net of 17% value-added tax of approximately RMB1,244, RMB647 and RMB262 (US$42), respectively. Revenue derived from medical equipment sales is recorded as network revenue in the consolidated statements of comprehensive income.

(4) Trial operations of CCICC

Pursuant to the supplemental agreement entered into between the Group and CAH, CCICC recognized other revenue amounting to RMB8,254, RMB23,742 and RMB9,935 (US$1,595), respectively, for the years ended December 31, 2010, 2011 and 2012 in relation to the operations of the oncology center of CAH during the trial period from July 1, 2010 to the acquisition date of CAH, respectively. Following the acquisition of CAH, the results of CAH have been subject to consolidation by the Group.

(5) Direct financing lease income

Pursuant to ASC 840, the Group records revenue attributable to direct financing leases so as to produce a constant rate of return on the balance of the net investment in the lease. During the years ended December 31, 2010, 2011 and 2012, the Company had financing lease income of RMB5,147, RMB9,224 and RMB20,434 (US$3,280), net of taxes, respectively. Income derived from direct financing leases is recorded as network revenue in the consolidated statements of comprehensive income.

(6) Hospital revenue

Hospital revenue is classified into medicine income and clinical services. Medicine income includes medicine prescribed to patients during or after treatment by the doctors. Clinical services include revenue generated from outpatients, which mainly consist of activities for physical examination, treatment, surgeries and tests, as well as that generated from inpatients, which mainly consist of activities for clinical examination and treatment, surgeries, and other fees such as room charges and nursing care. Revenue is recognized, in accordance with SAB 104, when the medicine or clinical services are delivered.

Cost of revenue

Cost of revenues primarily consists of the network and hospital costs.

The network costs mainly consist of the amortization of acquired intangibles, the depreciation of medical equipment purchased, installed and operated in the network of centers and other costs, including salary cost and material cost of disposal medical supplies.

(1) Cost relating to lease and management service arrangement

Cost of medical equipment that is leased under an operating lease is included in property, plant and equipment in the balance sheet. The medical equipment is depreciated using the Group's depreciation policy. The cost of the management service component is recognized as an expense as incurred.

(2) Cost of management services

Cost of management services mainly includes the labor costs of technicians and management staff as well as related medical consumables.

(3) Cost of equipment sales

Cost of equipment sales, recorded net against the related revenue, includes the cost of the equipment purchased and other direct costs involved in the equipment sales.

Hospital cost mainly includes medicine costs, medical consumables, labor costs of doctors, nurses and other staff involved in the care or treatment of patients, depreciation, utilities as well as other related costs incurred in the normal business of hospital.

Advertising expenditure

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive income. For the years ended December 31, 2010, 2011 and 2012, the advertising expenses were approximately RMB377, RMB6,917, and RMB5,790 (US$929), respectively.

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group adopted ASC 740, Income Taxes, which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 is classified in the financial statements as a component of income tax expense. In accordance with the provisions of ASC 740, the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is "more likely than not" to prevail based on the facts and technical merits of the position. Tax positions that meet the "more likely than not" recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group's estimated liability for unrecognized tax positions which is included in the "accrued expenses and other liabilities" account and "accrued unrecognized tax benefits and surcharges, non-current portion" account is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group's estimates. As each audit is concluded, adjustments, if any, are recorded in the Group's financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

The Group's employees participate in the Company's share-based scheme which is discussed in more details under note 25. Share-based awards granted to employees are accounted for under ASC718, Compensation-Stock Compensation ("ASC 718").

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Group has elected to recognize compensation expense using the straight-line method for all share options granted with graded vesting based on service conditions. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Income (loss) per share

Income (loss) per share is computed in accordance with ASC 260, Earnings Per Share. Basic income (loss) per ordinary share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of the contingently redeemable convertible preferred shares are included in the computation of diluted income (loss) per ordinary share on an "if-converted" basis when the impact is dilutive. The dilutive effect of outstanding share-based awards is reflected in the diluted income (loss) per share by application of the treasury stock method.

Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. During the periods presented, the Group's comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented in the consolidated statement of comprehensive income. The Company adopted Accounting Standards Update ("ASU") No. 2011-05 ("ASU 2011-05"), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, in the year ended December 31, 2012 by presenting items of net income (loss) and other comprehensive income (loss) in one single continuous statement. Prior years' comparative information has been rearranged to conform to the presentation in accordance with ASU 2011-05.

Comparative Information

Certain items in the consolidated financial statements have been reclassified to conform to the current year's presentation to facilitate comparison.

Segment reporting

In accordance with ASC 280, Segment Reporting, the Group's chief operating decision maker ("CODM") has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Previously, the Group consisted of only one segment relating to network business. Following the acquisition of CAH, the CODM reviews the results of the network and hospital businesses when making decisions about allocating resources and assessing performance of the Group. Therefore, the Group's CODM evaluates segment performance based on revenues and profit by the network and hospital segments. The accounting policies used in its segment reporting are the same as those used in the preparation of the Group's consolidated financial statements. As substantially all of the Group's long-lived assets and revenues are in and derived from the PRC, geographical segments are not presented.

Recent accounting pronouncement

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Group will adopt ASU 2013-02 in periods beginning January 1, 2013 and do not expect the adoption to have a material impact on our consolidated financial statements.

In March 2013, the FASB issued ASU No. 2013-05 ("ASU 2013-05"), Foreign Currency Matters ("Topic 830"), which is intended to resolve the diversity in practice about whether ASC 810-10 or ASC 830-30 applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity by requiring a parent deconsolidate a subsidiary or derecognize a group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) if the parent ceases to have a controlling financial interest in that group of assets. This standard is effective for the first interim or annual period beginning after December 15, 2014, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.